UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Craig Benton

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services

777 E. Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1720

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Report to Stockholders.

(a)

Akre Focus ETF
AKRE (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | July 31, 2026
This annual shareholder report contains important information about the Akre Focus ETF (the “Fund”) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at https://www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Akre Focus ETF	$90	1.00%
†	Effective at the close of business on October 24, 2025, the Fund acquired all the assets and liabilities of the Akre Focus Fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”). Effective October 10, 2025, the Retail Class shares and the Supra Institutional Class shares of the Predecessor Fund were converted into the Institutional Class shares of the Predecessor Fund (the “Share Class Consolidation”). The expense ratio presented reflects the accounting history of the Institutional Class of the Predecessor Fund prior to the Reorganization. Due to differing fee structures, Retail Class shareholders experienced higher expenses and Supra Institutional Class shareholders experienced lower expenses prior to their consolidation into the Institutional Class on October 10, 2025.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance for the trailing 12-month period ended July 31, 2026, was -20.13% compared with its benchmark, the S&P 500 Total Return, at 19.56%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
The Fund rebounded strongly since its 52-week low reached on March 27, 2026. Market participants have been rewarding the AI Infrastructure build-out trade and questioning the value of software and information services related businesses such as those owned extensively in our Fund. The result has been a valuation reset despite continued strong underlying fundamentals of our businesses. We disagree with this characterization and believe our portfolio is well aligned with an AI future. We believe our companies are actively embracing AI in ways that fortify existing competitive advantages, including proprietary data, system-of-record status, network effects, and customer intimacy. Our companies have the financial strength to play offense when it comes to AI adoption, including by making acquisitions. We expect the narrative to shift over time as AI demonstrably unlocks value at the application layer where many of our businesses operate.
As of July 31, 2026, our five-year projection for the Fund’s free cash flow per share (“FCFPS”)1 growth is nearly 16%, at the high end of our historic projection range for the Fund. Valuation expressed as a multiple of FCFPS is just over 18x, near the lows of the last decade. The Fund’s weighted average Free Cash Flow Return on Invested Capital (ROIC) estimate for 2026 stood at approximately 41%, highlighting the portfolio’s strong profitability and low capital intensity. We consider the Fund to be both as fundamentally strong and attractively valued as at any point over the past 10 years.
The top five contributors to performance for the 12-month period ended July 31, 2026, were Mastercard, Airbnb, Visa, Danaher, and ServiceNow.
The top five detractors from performance for the 12-month period ended July 31, 2026, were CoStar Group, Constellation Software, Topicus.com, KKR, and Copart.
For investors, there is no greater challenge than to stay “lashed to the mast” of one’s time-tested process and convictions, especially when those appear deeply misguided in the face of prevailing market realities. We remain lashed to the mast of our process and convictions, bound by our focus on the strong fundamentals and attractive valuations of our portfolio companies.

1 Free cash flow per share (FCFPS) is calculated by dividing free cash flow by outstanding shares. “Free cash flow” (FCF) represents the cash that a company is able to generate after laying out the money required to maintain and expand its asset base.
Akre Focus ETF	PAGE 1	TSR-AR-74316P579

Top Contributors
↑	Mastercard, Inc.
↑	Airbnb, Inc.
↑	Visa, Inc.
↑	Danaher Corp.
↑	ServiceNow, Inc.

Top Detractors
↓	CoStar Group, Inc.
↓	Constellation Software, Inc.
↓	Topicus.com, Inc.
↓	KKR & Co., Inc.
↓	Copart, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following graph  reflects a hypothetical $10,000 investment in the class of shares noted over the 10-year period ended July 31, 2026.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Akre Focus ETF NAV	-20.13	1.60	11.38
S&P 500 TR	19.56	12.86	15.08
S&P 500 Equal Weight Total Return	19.24	9.08	12.01
Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$5,239,346,946
Number of Holdings	18
Net Advisory Fee	$81,612,736
Portfolio Turnover	5%
Akre Focus ETF	PAGE 2	TSR-AR-74316P579

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top Holdings	(% of Net Assets)
Mastercard, Inc. - Class A	14.3%
Constellation Software, Inc./Canada	12.7%
Topicus.com, Inc.	7.3%
Brookfield Corp. - Class A	7.3%
Roper Technologies, Inc.	7.3%
Visa, Inc. - Class A	7.2%
KKR & Co., Inc.	7.2%
Moody’s Corp.	7.0%
Fair Isaac Corp.	6.0%
CoStar Group, Inc.	4.6%

Top Sectors*	(% of Net Assets)
Financials	52.0%
Information Technology	32.1%
Consumer Discretionary	6.6%
Real Estate	4.7%
Industrials	3.9%
Cash & Other	0.7%
*	The securities in the portfolio have been classified into industries utilizing their respective Global Industry Classification Standard (“GICS®”) code. In cases where Akre Capital Management, LLC (the “Adviser”) has determined that a holding is misclassified by GICS®, or has not been classified by GICS®, a Fund-determined GICS® framework classification will be utilized. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund that occurred during the reporting period.
On October 24, 2025, after receiving shareholder approval, the Akre Focus Fund (the “Predecessor Fund”), was reorganized within Professionally Managed Portfolios from a mutual fund into an exchange-traded fund (“ETF”), named the Akre Focus ETF. The Predecessor Fund’s expense ratios were 1.33%, 1.06% and 0.98% for the Retail, Institutional and Supra Institutional classes of the mutual fund, respectively. As a result of the reorganization, the Fund now has an expense ratio for all shareholders of 0.98% and is subject to ETF-related risks.
If you are interested in reviewing more detail regarding the reorganization, you may read the N-14 proxy statement/prospectus, which can be found here: https://www.akrefund.com/documents/aff-etf-n-14-filing/.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.akrefund.com/documents-and-forms/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your fund documents not be householded, please contact the Fund’s transfer agent at  1-877-862-9556, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund’s transfer agent or your financial intermediary.
Akre Focus ETF	PAGE 3	TSR-AR-74316P579

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Steven J. Paggioli, and Ashi S. Parikh and are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2026	FYE 7/31/2025
(a) Audit Fees	$12,800	$24,750
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,900	$2,900
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2026	FYE 7/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Non-Audit Related Fees	FYE 7/31/2026	FYE 7/31/2025
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Akre Focus etf
Core Financial Statements
July 31, 2026

AKRE FOCUS ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
COMMON STOCKS - 99.3%
Capital Markets - 21.5%
Brookfield Corp. - Class A	9,026,220	$383,885,137
KKR & Co., Inc.	3,725,930	377,921,080
Moody’s Corp.	759,090	363,133,474
		1,124,939,691
Commercial Services & Supplies - 3.9%
Copart, Inc.(a)	7,000,000	203,840,000
Consumer Finance - 6.0%
Fair Isaac Corp.(a)	278,609	312,869,549
Financial Services - 21.5%
Mastercard, Inc. - Class A	1,301,026	745,618,000
Visa, Inc. - Class A	1,034,836	378,884,505
		1,124,502,505
Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc. - Class A(a)	1,002,706	151,930,013
Insurance - 3.1%
CCC Intelligent Solutions Holdings, Inc.(a)	26,693,309	162,562,252
Real Estate Management & Development - 4.6%
CoStar Group, Inc.(a)	8,491,693	244,221,091
Software - 32.1%(b)
Constellation Software, Inc./Canada	309,829	663,703,954
Roper Technologies, Inc.	973,109	381,429,535
Salesforce, Inc.	717,799	132,089,372
ServiceNow, Inc.(a)	1,096,099	121,919,092
Topicus.com, Inc.(a)	5,289,600	384,876,556
		1,684,018,509
Specialty Retail - 1.2%
O’Reilly Automotive, Inc.(a)	697,218	62,296,428
Textiles, Apparel & Luxury Goods - 2.5%
LVMH Moet Hennessy Louis Vuitton SE	242,964	133,124,626
TOTAL COMMON STOCKS (Cost $3,089,972,351)		5,204,304,664

The accompanying notes are an integral part of these financial statements.

1

AKRE FOCUS ETF
SCHEDULE OF INVESTMENTS
July 31, 2026(Continued)

	Contracts	Value
WARRANTS - 0.0%(c)
Software - 0.0%(b)(c)
Constellation Software, Inc./Canada, Expires 03/31/2040, Exercise Price $11.50(a)(d)	628,500	$0
TOTAL WARRANTS (Cost $0)		0
TOTAL INVESTMENTS - 99.3% (Cost $3,089,972,351)		$5,204,304,664
Money Market Deposit Account - 0.7%(e)		37,805,621
Liabilities in Excess of Other Assets - (0.0)%(c)		(2,763,339)
TOTAL NET ASSETS - 100.0%		$5,239,346,946

Percentages are stated as a percent of net assets.
The securities in the portfolio have been classified into industries utilizing their respective Global Industry Classification Standard (“GICS®”) code.
In cases where Akre Capital Management, LLC (the “Adviser”) has determined that a holding is misclassified by GICS®, or has not been classified by GICS®, a Fund-determined GICS® framework classification will be utilized. GICS® was developed by and/or is the exclusive property of MSCI,
Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2026.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.36%.

The accompanying notes are an integral part of these financial statements.

2

AKRE FOCUS ETF
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026

ASSETS:
Investments, at value	$5,204,304,664
Cash - interest bearing deposit account	37,805,621
Receivable for investments sold	9,732,603
Dividends receivable	1,192,714
Dividend tax reclaims receivable	250,347
Interest receivable	177,983
Total assets	5,253,463,932
LIABILITIES:
Payable for fund shares redeemed	9,766,313
Payable to Adviser	4,346,829
Payable to custodian	3,844
Total liabilities	14,116,986
NET ASSETS	$ 5,239,346,946
Commitments and contingencies (Note 3)	—
Net Assets Consist of:
Paid-in capital	$3,220,663,430
Total distributable earnings	2,018,683,516
Total net assets	$ 5,239,346,946
Net assets	$5,239,346,946
Shares issued and outstanding (unlimited shares authorized without par value)	91,200,075
Net asset value per share	$57.45
Cost:
Investments, at cost	$3,089,972,351

The accompanying notes are an integral part of these financial statements.

3

AKRE FOCUS ETF
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2026

INVESTMENT INCOME:
Dividend income	$38,024,956
Less: dividend withholding taxes	(1,650,742)
Interest income	13,941,897
Securities lending income, net	4,636
Other income	9,050
Total investment income	50,329,797
EXPENSES:
Investment advisory fee	81,612,736
Shareholder service costs	2,097,315
Distribution expenses	1,934,323
Fund administration and accounting fees	1,060,251
Reflow fees	706,231
Reports to shareholders	420,052
Custodian fees	166,030
Federal and state registration fees	90,644
Trustees’ fees	65,077
Transfer agent fees	27,377
Legal fees	14,313
Audit fees	5,334
Compliance fees	3,509
Other expenses and fees	84,362
Total expenses	88,287,554
Fee waiver from Adviser	(442,889)
Net expenses	87,844,665
NET INVESTMENT LOSS	(37,514,868)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(95,644,225)
In-kind redemptions	3,617,263,434
Foreign currency transactions	266,497
Net realized gain (loss)	3,521,885,706
Net change in unrealized appreciation (depreciation) on:
Investments	(5,876,654,284)
Foreign currency translations	(2,941)
Net change in unrealized appreciation (depreciation)	(5,876,657,225)
Net realized and unrealized gain (loss)	(2,354,771,519)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (2,392,286,387)

The accompanying notes are an integral part of these financial statements.

4

AKRE FOCUS ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2026(a)	2025
OPERATIONS:
Net investment income (loss)	$(37,514,868)	$(56,691,079)
Net realized gain (loss)	3,521,885,706	2,531,313,265
Net change in unrealized appreciation (depreciation)	(5,876,657,225)	(773,317,192)
Net increase (decrease) in net assets from operations	(2,392,286,387)	1,701,304,994
DISTRIBUTIONS TO SHAREHOLDERS:
Retail Class	(175,037,222)	(219,658,206)
Supra Institutional Class	(49,414,323)	(55,506,750)
Institutional Class	(280,387,587)	(322,614,955)
Total distributions to shareholders	(504,839,132)	(597,779,911)
CAPITAL TRANSACTIONS:
Retail Class:
Shares sold	18,480,110	142,895,960
Shares issued in reinvestments of distributions	158,615,886	201,455,103
Shares redeemed	(306,650,086)	(1,079,103,587)
Redemption fees	3,374	19,522
Shares redeemed from exchange to Institutional Class	(3,580,282,353)	—
Net increase (decrease) in net assets from capital transactions	(3,709,833,069)	(734,733,002)
Supra Institutional Class:
Shares sold	8,213,126	67,393,185
Shares issued in reinvestments of distributions	1,608	1,665
Shares redeemed	(23,270,642)	(131,069,830)
Redemption fees	998	5,425
Shares redeemed from exchange to Institutional Class	(1,080,741,782)	—
Net increase (decrease) in net assets from capital transactions	(1,095,796,692)	(63,669,555)
Institutional Class:
Shares sold	978,451,006	2,679,314,721
Shares issued in reinvestments of distributions	230,594,590	266,592,065
Shares redeemed	(1,413,940,914)(b)	(3,751,061,297)(b)
Redemption fees	7,220	31,261
Redemption proceeds from Retail Class and Supra Class exchange	4,661,024,135	—
Net increase (decrease) in net assets from capital transactions	4,456,136,037	(805,123,250)
ETF:
Subscriptions	416,926,132	—
Reinvestments	—	—
Redemptions	(4,405,975,736)	—
Net increase (decrease) in net assets from capital transactions	(3,989,049,604)	—
NET INCREASE (DECREASE) IN NET ASSETS	(7,235,668,847)	(500,000,724)

The accompanying notes are an integral part of these financial statements.

5

AKRE FOCUS ETF
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Year Ended July 31,
	2026(a)	2025
NET ASSETS:
Beginning of the year	$12,475,015,793	$12,975,016,517
End of the year	$5,239,346,946	$12,475,015,793
SHARES TRANSACTIONS
Retail Class:
Shares sold	273,139	2,147,771
Shares issued in reinvestments of distributions	2,353,351	2,981,870
Shares redeemed	(4,574,421)	(16,237,359)
Shares exchanged into Institutional Class	(56,945,396)	—
Net increase (decrease) in net assets from shares outstanding	(58,893,327)	(11,107,718)
Supra Institutional Class:
Shares sold	115,058	958,628
Shares issued in reinvestments of distributions	22	23
Shares redeemed	(328,730)	(1,849,275)
Shares exchanged into Institutional Class	(16,186,790)	—
Net increase (decrease) in net assets from shares outstanding	(16,400,440)	(890,624)
Institutional Class:
Shares sold	13,750,818	38,043,006
Shares issued in reinvestment of distributions	3,256,986	3,771,818
Shares redeemed	(20,106,128)(b)	(53,374,180)(b)
Shares exchanged from Retail and Supra Institutional Class	70,556,901	—
Net increase (decrease) in net assets from shares outstanding	67,458,577	(11,559,356)
ETF:
Subscriptions	7,069,925	—
Reinvestments	—	—
Redemptions	(76,900,000)(b)	—
Net increase (decrease) in net assets from shares outstanding	(69,830,075)	—
TOTAL INCREASE (DECREASE) IN SHARES OUTSTANDING	(77,665,265)	(23,557,698)

(a)
Effective as of close of business on October 24, 2025, the Fund acquired all the assets and liabilities of the Akre Focus Fund (the “Predecessor Fund”) in a tax-free reorganization. Prior to the reorganization, effective October 10, 2025, Retail Class shares and Supra Institutional Class shares of the Predecessor Fund were converted into Institutional Class shares to facilitate the exchange. The Fund offers only one class of shares. See additional information contained in Note 1.

(b)	Includes in-kind transactions. See additional information contained in Note 8.
The accompanying notes are an integral part of these financial statements.

6

AKRE FOCUS ETF
FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026*	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$75.00	$68.40	$55.85	$56.74	$66.05
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.26)	(0.26)	(0.11)	0.01	(0.28)
Net realized and unrealized gain (loss) on investments(b)	(14.27)	10.13	14.70	2.22	(6.69)
Total from investment operations	(14.53)	9.87	14.59	2.23	(6.97)
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.02)	(3.27)	(2.04)	(3.12)	(2.34)
Total distributions	(3.02)	(3.27)	(2.04)	(3.12)	(2.34)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$57.45	$75.00	$68.40	$55.85	$56.74
TOTAL RETURN	(20.13)%	14.73%	26.85%	4.73%	(11.03)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$5,239,347	$7,017,885	$7,191,335	$7,627,805	$8,722,196
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.01%	1.06%	1.06%	1.04%	1.04%
After expense waiver/recoupment(e)	1.00%	1.06%	1.06%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets	(0.42)%	(0.37)%	(0.18)%	0.03%	(0.46)%
Portfolio turnover rate(d)	5%	6%	5%	2%	1%

*
Effective at the close of business on October 24, 2025 the Fund acquired all the assets and liabilities of the Akre Focus Fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”). Effective October 10, 2025, the Retail Class shares and the Supra Institutional Class shares of the Predecessor Fund were converted into the Institutional Class shares of the Predecessor Fund (the “Share Class Consolidation”). The expense ratio presented reflects the accounting history of the Institutional Class of the Predecessor Fund prior to the Reorganization. Due to differing fee structures, Retail Class shareholders experienced higher expenses and Supra Institutional Class shareholders experienced lower expenses prior to their consolidation into the Institutional Class on October 10, 2025. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)
Effective at the close of business on October 10, 2025, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through October 24, 2025, so that such annual operating expenses will not exceed 0.98%. Prior to October 10, 2025, the limit was 1.04% of the Fund’s average daily net assets (the “Expense Cap”), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. See Note 3.

The accompanying notes are an integral part of these financial statements.

7

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026
NOTE 1 – ORGANIZATION
The Akre Focus ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund commenced operations on October 27, 2025, as a successor to the Akre Focus Fund.
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Executive Officer, who serves as the Chief Operating Decision Maker, reviews investment performance and resource allocations, while the Chief Financial Officer monitors expenses and financial results using the information presented in the financial statements and financial highlights.
Reorganization. At a meeting held on September 19, 2025, shareholders approved an Agreement and Plan of Reorganization setting forth the terms and conditions of the conversion of the Akre Focus Fund (the “Predecessor Fund”), which operated as a mutual fund, into an exchange-traded fund or “ETF.” The Akre Focus ETF, a newly organized series of the Trust (the “Fund” or the “Acquiring Fund”), was established as a “shell” fund organized in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund as an ETF (the “Reorganization”).
Prior to the Reorganization, the Predecessor Fund offered Retail, Institutional, and Supra Institutional Class shares. The Retail and Institutional Classes commenced operations on August 31, 2009, and the Supra Institutional Class commenced operations on August 31, 2015. After the close of business on October 10, 2025, all issued and outstanding Retail Class Shares and Supra Institutional Class Shares were merged into Institutional Class Shares (the “Share Class Consolidation”). Following the Share Class Consolidation, the Retail and Supra Institutional Classes closed.

	Shares Oustanding	Net Assets	Nav per Share
Retail Class	56,945,396	3,580,282,353	62.87
Supra Institutional Class	16,186,790	1,080,741,782	66.77
Institutional Class (before Class Consolidation)	93,061,515	6,147,688,331	66.06
Institutional Class (after Class Consolidation)	163,618,416	10,808,712,466	66.06

At the close of business on October 24, 2025, the Reorganization was completed. The Reorganization was accomplished by (i) the acquisition of the assets and assumption of the liabilities of the Predecessor Fund by the Acquiring Fund in exchange solely for shares of the ETF of equal value (except for the value of any fractional Predecessor Fund shares held by shareholders, which were distributed in cash to Predecessor Fund shareholders upon the closing of the Reorganization), (ii) the pro rata distribution of such shares to the shareholders of the Predecessor Fund, and (iii) the complete liquidation and dissolution of the Predecessor Fund. The Acquiring Fund is the accounting and performance survivor of the Predecessor Fund’s Institutional Class. The Acquiring Fund had no performance history prior to the Reorganization. The cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. This is illustrated in the following table:

Predecessor Fund Net Assets	Shares Issued to Shareholders of Predecessor Fund	Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$10,836,602,830(1)	161,030,150	$ —	$10,836,602,830	Non-taxable

(1)
Includes accumulated net investment income, accumulated realized gains, and unrealized appreciation in the amounts of $(15,114,833), $733,326,259, and $6,473,168,327. $748,854,357 of the accumulated realized gains was attributable to redemptions in-kind which are not subject for distribution.

8

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
Effective as of close of business on October 24, 2025, the Fund acquired all the assets and liabilities of the Akre Focus Fund (the “Predecessor Fund”) in a tax-free reorganization. Prior to the reorganization, effective October 10, 2025, Retail Class shares and Supra Institutional Class shares of the Predecessor Fund were converted into Institutional Class shares to facilitate the exchange. The Fund offers only one class of shares.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Akre Capital Management, LLC (the “Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

9

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,204,304,664	$—	$—	$5,204,304,664
Warrants	—	—	0	$0
Total Investments in Securities	$5,204,304,664	$—	$0	$5,204,304,664

As of July 31, 2026, the Fund held one level 3 security (Constellation Software, Inc. Warrants) fair valued at $0. There were no purchases, sales or transfers of level 3 assets during the year ended July 31, 2026.

Type of Security	Fair Value at July 31, 2026	Valuation Techniques	Unobservable Input	Input Value(s)
Warrants	$0	Cost Method	N/A	0.00%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.
The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.
The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

10

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended July 31, 2026, the Fund deferred, on a tax basis, no late-year losses and no post October losses.
As of the most recent fiscal year ended July 31, 2026, the Fund had the following capital loss carryovers, which do not expire and retain their original character:

Akre Focus ETF
Short-Term Capital Loss Carryovers	$(5,080,888)
Long-Term Capital Loss Carryovers	(90,563,335)
Total	$(95,644,223)

As of July 31, 2026, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of July 31, 2026, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share. Prior to the Reorganization, the Fund charged a 1.00% redemption fee on shares held less than 30 days. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retained the fee charged as paid-in capital and such fees became part of the Fund’s daily NAV calculation. After the Reorganization, the Fund no longer charges a redemption fee.

11

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

	Distributable (Accumulated) Earnings (Losses)	Paid In Capital
Akre Focus ETF	$(3,564,488,596)	$3,564,488,596

K.
Recently Issued Accounting Pronouncements. In December 2023, the FASB issued Accounting Standard Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management has determined that additional disclosures were not necessary due to being deemed immaterial.

L.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services prior to the Reorganization, the Adviser was entitled to a monthly fee at the annual rate of 0.90% of the average daily net assets of the Predecessor Fund. After the completion of the Reorganization on October 24, 2025, the Adviser is entitled to a monthly unitary fee at the annual rate shown in the following table:

Current
Akre Focus ETF	0.98%

Under the unitary fee arrangement, the Adviser has agreed to pay all expenses of the Fund except for the unitary fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid under any Rule 12b-1 plan, litigation expenses, and non-routine or extraordinary expenses. Prior to the Reorganization, the Predecessor Fund paid its own operating expenses, which are reflected in the Statement of Operations.
The advisory fees incurred during the year ended July 31, 2026, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser.
From the time of the Share Class Consolidation on October 10, 2025, through the completion of the Reorganization on October 24, 2025, the Adviser agreed to waive its fees and/or pay the Predecessor Fund’s expenses such that the total

12

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
expense ratio of the Institutional Class Shares did not exceed 0.98% of the average daily net assets of the Institutional Class Shares. The fees waived and/or expenses reimbursed from August 1, 2025, through October 24, 2025, amounted to $442,889.
Prior to October 10, 2025, the expense limit was 1.04% of the Predecessor Fund’s average daily net assets (the “Expense Cap”), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. Prior to the Reorganization, the Expense Cap for the Fund was in place indefinitely, and could be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The Adviser was permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must have paid its current ordinary operating expenses before the Adviser was entitled to any reimbursements of fees and/or expenses. Any such reimbursement was subject to the Board’s review and approval. This reimbursement may have been requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) did not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The amount of fees waived and expenses absorbed by the Adviser during the period of August 1, 2025, through October 24, 2025, are disclosed in the Statements of Operations. Any amount due from the Adviser was paid monthly to the fund, if applicable. As of July 31, 2026, there is no remaining cumulative amount the Adviser may be reimbursed.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the year ended July 31, 2026, are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
The Predecessor Fund adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Retail Class shares and a Shareholder Servicing Plan on behalf of the Retail, Institutional, and Supra Institutional Class shares. The Distribution Plan provided that the Predecessor Fund may pay an annual fee to the Distributor of up to 0.25% of the average daily net assets of Retail Class shares. These fees were used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. No distribution fees were paid by Institutional Class or Supra Institutional Class shares. Under the Shareholder Servicing Plan, the Retail, Institutional, and Supra Institutional Classes were authorized to pay an annual shareholder servicing fee of up to 0.10%, 0.10%, and 0.03% of each class’s average daily net assets, respectively. This fee was used to finance certain activities related to servicing and maintaining shareholder accounts. For the year ended July 31, 2026, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.
NOTE 4 – SECURITIES LENDING
The Fund may lend up to 33 1∕3% of its total asset value to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.
The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing year. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.
The Fund’s loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the

13

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.
As of July 31, 2026, the Fund did not have any securities on loan.
The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund (a money market fund subject to Rule 2a-7 under the 1940 Act). The remaining contractual maturity of all the securities lending transactions is overnight and continuous.
The interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Statement of Operations.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the year ended July 31, 2026, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments and in-kind transactions, were $946,244,111 and $445,465,881, respectively.
For the year ended July 31, 2026, there were no in-kind purchases of securities and the in-kind sales transactions were $4,670,538,927.
There were no purchases, sales, or maturities of long-term U.S. Government securities for the year ended July 31, 2026.
NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended July 31, 2026 and July 31, 2025, for the Fund were as follows:

	July 31, 2026(1)	July 31, 2025
Distributions paid from:
Long-term capital gain(2)	$ 504,839,132	$597,779,911

[1]
Reflects distribution made on August 25, 2025, from Predecessor Fund to reduce embedded gains prior to the Reorganization. Remaining undistributed gains are expected to be managed through in-kind redemptions.

[2]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b) (3).
As of the most recent fiscal year ended July 31, 2026, the components of distributable accumulated earnings (losses) on a tax basis were as follows3:

Cost of investments	$3,089,973,984
Gross tax unrealized appreciation	2,567,954,746
Gross tax unrealized depreciation	(453,627,007)
Net tax unrealized appreciation (depreciation)	2,114,327,739
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Total distributable earnings	—
Other distributable (accumulated) earnings (losses)	(95,644,223)
Total distributable (accumulated) earnings (losses)	$2,018,683,516

[3]	The difference between book basis and tax basis unrealized appreciation was attributable to wash sales.

14

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
NOTE 7 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the year ended July 31, 2026, was as follows:

Maximum available credit	$300,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of July 31, 2026	—
Average interest rate when in use	—

Interest expense for the year ended July 31, 2026, is disclosed in the Statement of Operations, if applicable.
NOTE 8 – REFLOW TRANSACTIONS
From the beginning of the period on August 1, 2025, through October 16, 2025, the Predecessor Fund participated in the ReFlow Fund, LLC (“ReFlow”) liquidity program. ReFlow operates an auction program through which it makes a source of capital available to participating funds (like the Fund) to allow participating funds to satisfy some or all of their daily net redemptions. This program is designed to provide an alternative liquidity source to funds on days where redemptions of fund shares exceed purchases. Pursuant to the program, ReFlow stood ready to purchase Predecessor Fund shares up to the value of net redemptions on a given day, which provides a source of cash to the Fund to satisfy net shareholder redemptions by other shareholders.
Following purchases of the Predecessor Fund’s shares, ReFlow periodically redeemed its entire share position in the Predecessor Fund and requested that such redemption be met in-kind in accordance with the Predecessor Fund’s redemption in-kind policies. ReFlow generally redeemed its shares when the Predecessor Fund experienced net sales, when a maximum holding period was reached (currently 8 days), when ReFlow reached a maximum position in the Fund, or at other times at ReFlow’s or the Adviser’s discretion. While ReFlow held the Predecessor Fund’s shares, it had the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, the Fund paid a fee to ReFlow each time it purchased Predecessor Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The minimum fee rate as of October 16, 2025, was 0.14% of the value of the Predecessor Fund shares purchased by ReFlow, although the Fund was able to submit a bid at a higher fee rate if it determined that doing so was in the best interest of Fund shareholders. ReFlow fees that were incurred by the Predecessor Fund through October 16, 2025, amounted to $706,231.
ReFlow’s purchases of the Predecessor Fund’s shares through the liquidity program were made on an investment blind basis without regard to the Predecessor Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. Effective with the Reorganization, the Fund no longer utilizes the ReFlow program.
During the fiscal year ended July 31, 2026, the Fund had the following in-kind redemption transactions related to ReFlow:

Redemptions In-Kind
Value of Securities	$404,982,620
Cash	$5,205,800
Total Amount	$410,188,420
Fund Shares Redeemed	5,936,403
Reduction in Realized Gains	$324,704,453

Reflow Subscriptions
Fund Shares Purchased	5,637,556
Value of Shares Purchased	$389,877,479

15

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.
NOTE 9 – SHARE TRANSACTIONS
Shares of the Fund are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. The Fund issues and redeems Shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Each Creation Units is made up of at least 10,000 Shares, though these amounts may change from time to time. The Fund generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Fund are not redeemable securities.

16

Akre Focus ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders
of Akre Focus ETF and
The Board of Trustees of
Professionally Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Akre Focus ETF (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 29, 2026

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Akre Focus ETF
Additional Information (Unaudited)
QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION
For the year ended July 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from the net investment income designated as the qualified dividend income was as follows:

Akre Focus ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction was as follows:

Akre Focus ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was as follows:

Akre Focus ETF	0.00%

The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
On September 19, 2025, the Akre Focus Fund held a special meeting of shareholders, and at such meeting, at the recommendation of the Board of Trustees, the Akre Focus Fund shareholders approved the Agreement and Plan of Reorganization to reorganize the Akre Focus Fund into the Akre Focus ETF. The Reorganization was completed after the close of business on October 24, 2025.
Of the 90,227,596 shares present in person or by proxy at the shareholder meeting, 84,315,768 shares or 93.45% voted in favor (representing 49.78% of total outstanding shares), 1,776,949 shares voted against (representing 1.05% of total outstanding shares), and 4,134,881 shares abstained from voting (representing 2.44% of total outstanding shares).
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

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(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

On September 19, 2025, the Akre Focus Fund held a special meeting of shareholders, and at such meeting, at the recommendation of the Board of Trustees, the Akre Focus Fund shareholders approved the Agreement and Plan of Reorganization to reorganize the Akre Focus Fund into the Akre Focus ETF. The Reorganization was completed after the close of business on October 24, 2025.

Of the 90,227,596 shares present in person or by proxy at the shareholder meeting, 84,315,768 shares or 93.45% voted in favor (representing 49.78% of total outstanding shares), 1,776,949 shares voted against (representing 1.05% of total outstanding shares), and 4,134,881 shares abstained from voting (representing 2.44% of total outstanding shares).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	10/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	10/6/2026

By (Signature and Title)	/s/ Kathryn LaPlante Johnson
Kathryn LaPlante Johnson, Treasurer/Principal Financial Officer

Date	10/6/2026

* Print the name and title of each signing officer under his or her signature.